SUBSEQUENT EVENTS (Details Narrative) (USD $)	1 Months Ended
	Sep. 30, 2013	Sep. 09, 2013	Jun. 30, 2013	May 13, 2013	Sep. 30, 2012
Subsequent Events [Abstract]
Common shares issued to Caven Investments for satisfaction of debt		1,500,000
Satisfaction of outstanding indebtedness to Caven Investments	$ 70,000
Common shares sold for consideration	100,000
Common shares issued for consideration	$ 100,000
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.001
Common stock, shares authorized			500,000,000	500,000,000	500,000,000
Preferred stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Preferred stock, shares authorized			5,000,000	5,000,000